Net Income (Loss) per Common Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The following outstanding securities at December, 31, 2014 and 2013 have been excluded from the computation of diluted weighted shares outstanding, as they would have been anti-dilutive:

	December 31,
	2014	2013
Options	14,000	16,000
Warrants	1,355,164	1,355,164
Total	1,369,164	1,371,164